Long-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2019	Dec. 31, 2018
Long-term debt
Long-term debt	€ 7,056,757	€ 6,152,034
Less current portion	(970,917)	(1,106,519)
Long-term debt, less current portion	6,085,840	5,045,515
Amended 2012 Credit Agreement
Long-term debt
Long-term debt	2,446,848	1,887,357
Bonds
Long-term debt
Long-term debt	3,306,538	3,700,446
Convertible Bonds
Long-term debt
Long-term debt	397,918	393,232
Accounts Receivable Facility
Long-term debt
Long-term debt	669,021
Capital lease obligations
Long-term debt
Long-term debt		36,144
Other
Long-term debt
Long-term debt	€ 236,432	€ 134,855